Investment Properties (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Investment Properties

	2017	2016
	RMB million	RMB million
Cost
At 1 January	402	344
Transfer from property, plant and equipment (note 18)	4	58
Transfer to property, plant and equipment (note 18)	(14)	—

At 31 December	392	402

Accumulated depreciation
At 1 January	81	50
Transfer from property, plant and equipment (note 18)	2	20
Transfer to property, plant and equipment (note 18)	(5)	—
Charge for the year (note 11)	12	11

At 31 December	90	81

Net book amount
At 31 December	302	321

Summary of Fair Value Measurement Hierarchy of Investment Properties

The following table illustrates the fair value measurement hierarchy of the Group’s investment properties:

Buildings	Fair value measurement using
	Quoted prices	Significant	Significant
	in active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB million	RMB million	RMB million	RMB million
Not measured at fair value but fair value is disclosed:
As at 31 December 2017	—	198	430	628

As at 31 December 2016	—	183	421	604